Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 652,187	$ 273,938	$ 415,976
Recognized at a point in time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	652,187	273,938	415,976
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 652,187	$ 273,938	$ 415,976